Stock-Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation expense for all stock-based compensation plans
Stock-based compensation expense recognized was as follows:

	Year Ended December 31,
(dollars in millions)	2013	2012	2011

Outstanding restricted and deferred stock units and awards	$40.2	$32.6	$25.6
Unvested outstanding stock options	13.6	12.1	11.1

Total stock-based compensation expense	$53.8	$44.7	$36.7

Summary of activity in all stock based compensation plans
A summary of option activity under the Company’s stock compensation plans as of and for the year ended December 31, 2013 is presented below:

Options	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (dollars in millions)

Outstanding at January 1, 2013	4,769,643	$42.94	5.02	$64.5
Granted	684,232	64.97
Exercised	(1,178,359)	37.61
Forfeited	(71,923)	52.76
Expired	(6,500)	15.08

Outstanding at December 31, 2013	4,197,093	$47.92	5.63	$52.5

Vested at December 31, 2013 or expected to vest in the future	4,186,602	$47.88	5.62	$52.5

Exercisable at December 31, 2013	2,875,267	$42.42	4.05	$49.2

Share-based payment award, stock options, valuation assumptions
The fair values per share of option grants for the years ended December 31, 2013, 2012 and 2011 were estimated using the Black-Scholes-Merton option pricing formula with the following weighted-average assumptions:

	Year Ended December 31,
	2013	2012	2011

Expected life (in years)	3.2	3.2	2.8
Risk-free interest rate	0.67%	0.37%	0.38%
Volatility	34.3%	39.4%	42.6%
Expected dividend yield	0.0%	0.0%	0.0%

Share-based payment award, options, grants in period, grant date intrinsic value
The above assumptions and market prices of the Company’s common stock at the date of option exercises resulted in the following values:

	Year Ended December 31,
	2013	2012	2011

Grant-date fair value per option	$16.19	$15.68	$14.47
Intrinsic value of options exercised (dollars in millions)	$30.9	$33.7	$31.5
Average intrinsic value per share of options exercised	$26.30	$23.39	$26.79

Restricted and deferred stock units granted and vesting
Information on restricted and deferred stock units granted and vesting during the three years ended December 31, 2013 follows:

	Year Ended December 31,
	2013	2012	2011

Number of units granted with performance conditions	185,992	211,244	139,191
Intrinsic value of units vesting (dollars in millions)	$46.0	$38.2	$36.9
Total number of units granted	838,207	674,578	682,246
Weighted average grant date fair value per unit	$57.95	$50.44	$50.67

Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation expense for all stock-based compensation plans
At December 31, 2013

Stock-based compensation cost not yet recognized under the straight-line method (dollars in millions)	$12.8

Weighted-average remaining expense recognition period (in years)	1.77

Restricted and Deferred Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation expense for all stock-based compensation plans
At December 31, 2013

Stock-based compensation cost not yet recognized under the straight-line method (dollars in millions)	$38.8

Weighted-average remaining expense recognition period (in years)	1.61